Financial Assets And Liabilities - Summary Of Sensitivity Analysis For Types Of Market Risk (Detail) - Market Risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Government Bonds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	$ 666	$ 869
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	$ (666)	$ (869)
Mutual Funds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	$ 10,277	$ 11,537
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	$ (10,277)	$ (11,537)